Other Current Assets and Other Liabilities	12 Months Ended
Dec. 31, 2022
Other Current Assets and Other Liabilities [Abstract]
Other Current Assets and Other Liabilities	Other current assets and liabilities

	2022	2021
Other current assets
Current portion of derivative assets(1)	$11,791	$11,770
Receivable from Orion (note 12 and 29)	25,000	—
Prepaid insurance expenses	7,213	6,867
Deposits for consumable supplies	1,686	3,836
Marketable securities	830	2,171
Other	3,264	1,158
Total other current assets	$49,784	$25,802
Other current liabilities
Current portion of lease obligations (note 15)	$5,245	$6,144
Current portion of derivative liabilities(1)	14,189	2,959
Current portion of provision for reclamation (note 14)	10,941	6,168
Deferred milestone payment (note 5)(2)	30,871	—
Deferred revenue(3)	12,283	—
Other	—	10
Total other current liabilities	$73,529	$15,281
(1)Relates to the diesel, foreign exchange and copper hedging contracts (note 26a).
(2)The deferred milestone payment is re-measured each period using effective interest rate method, resulting in a difference from the original amount in the purchase price allocation related to the acquisition of the Goldfield Project (note 5).
(3)Relates to an advance payment received on the gold and copper concentrate for which the control transferred to a customer after December 31, 2022.